UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Peter J. Gavey                  Darien, CT                November 15, 2010
---------------------             ---------------            -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


    -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $322,953
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE   SHARED NONE
AEROVIRONMENT INC               COM               008073108   4,007     180,093  SH        Sole                  180,093
AIRCASTLE LTD                   COM               G0129K104  11,079   1,306,444  SH        Sole                1,306,444
ALLIANCE DATA SYSTEMS CORP      COM               018581108  16,982     260,219  SH        Sole                  260,219
ALLIANT TECHSYSTEMS INC         COM               018804104  18,324     243,026  SH        Sole                  243,026
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106   1,070      71,500  SH        Sole                   71,500
AMPHENOL CORP NEW               CL A              032095101  18,419     376,047  SH        Sole                  376,047
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW           049164205  19,036     378,447  SH        Sole                  378,447
BAXTER INTL INC                 COM               071813109  13,309     278,959  SH        Sole                  278,959
BROADRIDGE FINL SOLUTIONS IN    COM               11133T103   2,695     117,840  SH        Sole                  117,840
CHIMERA INVT CORP               COM               16934Q109   3,363     851,455  SH        Sole                  851,455
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS  207597626     324       8,575  SH        Sole                    8,575
COPART INC                      COM               217204106   7,925     240,360  SH        Sole                  240,360
CORNING INC                     COM               219350105  11,516     629,960  SH        Sole                  629,960
COVANTA HLDG CORP               COM               22282E102   6,631     421,044  SH        Sole                  421,044
CREDIT ACCEP CORP MICH          COM               225310101  22,272     367,774  SH        Sole                  367,774
CLEVELAND BIOLABS INC           COM               185860103   2,069     400,925  SH        Sole                  400,925
DEALERTRACK HLDGS INC           COM               242309102  11,667     683,095  SH        Sole                  683,095
DISCOVERY COMMUNICATNS NEW      COM SER C         25470F302   7,940     207,916  SH        Sole                  207,916
GENESEE & WYO INC               CL A              371559105  16,679     384,393  SH        Sole                  384,393
GOODRICH CORP                   COM               382388106  11,728     159,070  SH        Sole                  159,070
HASBRO INC                      COM               418056107  14,646     329,050  SH        Sole                  329,050
HEXCEL CORP NEW                 COM               428291108  11,682     656,647  SH        Sole                  656,647
KINETIC CONCEPTS INC            COM NEW           49460W208   4,365     119,331  SH        Sole                  119,331
LABORATORY CORP AMER HLDGS      COM NEW           50540R409  15,491     197,520  SH        Sole                  197,520
MEDCO HEALTH SOLUTIONS INC      COM               58405U102   2,452      47,100  SH        Sole                   47,100
MODINE MFG CO                   COM               607828100   2,685     206,979  SH        Sole                  206,979
NEUSTAR INC                     CL A              64126X201   1,803      72,530  SH        Sole                   72,530
NYSE EURONEXT                   COM               629491101   4,408     154,280  SH        Sole                  154,280
PECO ENERGY CO                  PREFERRED STOCKS  693304404     318       3,800  SH        Sole                    3,800
PENN MILLERS HLDG CORP          COM               707561106     723      48,904  SH        Sole                   48,904
PRECISION CASTPARTS CORP        COM               740189105   9,581      75,237  SH        Sole                   75,237
SPRINT NEXTEL CORP              COM SER 1         852061100   8,722   1,883,710  SH        Sole                1,883,710
STANCORP FINL GROUP INC         COM               852891100   2,022      53,205  SH        Sole                   53,205
STEINWAY MUSICAL INSTRS INC     COM               858495104   4,959     287,986  SH        Sole                  287,986
TYCO ELECTRONICS LTD SWITZER    SHS               H8912P106  12,696     434,508  SH        Sole                  434,508
TYLER TECHNOLOGIES INC          COM               902252105     790      39,191  SH        Sole                   39,191
VICOR CORP                      COM               925815102  15,439   1,056,775  SH        Sole                1,056,775
ZEBRA TECHNOLOGIES CORP         CL A              989207105   3,136      93,236  SH        Sole                   93,236


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